Revenue information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 847,858	$ 771,530	[1]	$ 662,226	[1]
Revenue Benchmark | Geographic Concentration Risk | Mainland PRC
Disaggregation of Revenue [Line Items]
Concentration risk percentage	95.30%	97.60%		98.20%
Point in time
Disaggregation of Revenue [Line Items]
Total revenues	$ 811,024	$ 737,418		$ 631,084
Over time
Disaggregation of Revenue [Line Items]
Total revenues	36,834	34,112		31,142
Sales of goods revenues
Disaggregation of Revenue [Line Items]
Total revenues	703,093	611,245	[1]	467,403	[1]
Automotive computing platform
Disaggregation of Revenue [Line Items]
Total revenues	627,067	536,582		385,886
SoC Core Modules
Disaggregation of Revenue [Line Items]
Total revenues	74,910	73,944		70,140
Automotive merchandise and other products
Disaggregation of Revenue [Line Items]
Total revenues	1,116	719		11,377
Software license revenues
Disaggregation of Revenue [Line Items]
Total revenues	29,698	42,455	[1]	62,796	[1]
Service revenues
Disaggregation of Revenue [Line Items]
Total revenues	115,067	117,830	[1]	132,027	[1]
Automotive computing Platform – Design and development service
Disaggregation of Revenue [Line Items]
Total revenues	69,827	78,470		94,641
Connectivity service
Disaggregation of Revenue [Line Items]
Total revenues	36,834	34,112		31,142
Other services
Disaggregation of Revenue [Line Items]
Total revenues	$ 8,406	$ 5,248		$ 6,244

[1]	Restated (refer to Note 2(c))